Debt Related Party Credit Facility (Details) - Cyrus Purchasers [Member] - Revolving Credit Facility [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity	$ 10.0	$ 5.0
Expiration Date	May 31, 2016
Automatic Extension Date	Nov. 30, 2016
Line of Credit Facility, Increase	$ 5.0
Line of Credit, Current	10.0
Interest Expense, Debt	1.2
Amortization of Issuance Costs	0.7	$ 0.0
Fee Amount in Accrued Liabilities	$ 0.1
December 2015 [Member]
Line of Credit Facility [Line Items]
Warrant, Number of Securities	500,000
Warrants Expiration Date	Dec. 21, 2018
Exercise Price of Warrants or Rights	$ 1.54
February 2015 [Member]
Line of Credit Facility [Line Items]
Warrant, Number of Securities	100,000
Warrants Expiration Date	Feb. 19, 2018
Exercise Price of Warrants or Rights	$ 4.50
March 2015 [Member]
Line of Credit Facility [Line Items]
Warrant, Number of Securities	200,000
Warrants Expiration Date	Mar. 06, 2018
March 2015 [Member] | Warrants - Tranche One [Member]
Line of Credit Facility [Line Items]
Warrant, Number of Securities	100,000
Exercise Price of Warrants or Rights	$ 7.21
March 2015 [Member] | Warrants - Tranche Two [Member]
Line of Credit Facility [Line Items]
Warrant, Number of Securities	100,000
Exercise Price of Warrants or Rights	$ 5.02